General Information - Schedule of Details of the Company and its Subsidiaries (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Bra Pro Limited [Member]
Held by the Company
Date of incorporation	Dec. 14, 2011
Percentage of effective ownership	99.00%	99.00%
Place of incorporation	British Virgin Islands
Principal activities	Sales and marketing of lingerie’s products
BrilliA Holdings (Singapore) Pte. Ltd. [Member]
Held by the Company
Date of incorporation	Dec. 05, 2023
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Singapore
Principal activities	Investment holding
Bra Pro Private Limited [Member]
Held by the Company
Date of incorporation	Jun. 11, 2025
Percentage of effective ownership	100.00%
Place of incorporation	Singapore
Principal activities	Wholesale trade of a variety of goods
PT Mirae Asia Pasifik [Member]
Held by the Company
Date of incorporation	Dec. 08, 2015
Percentage of effective ownership	99.00%	99.00%
Place of incorporation	Republic of Indonesia
Principal activities	Design, procurement & production management, and logistics management in ladies’ intimates supply chain solution services